Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances	Scheduled principal reductions of FHLB advances at December 31, 2014 were as follows.

2015	$5,000
2017	2,500
2018	10,000
2019	5,000

Total	$22,500